INVESTMENTS - Current Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Current investments	$ 8,147	$ 9,355
Mutual funds
Disclosure of financial assets [line items]
Held for trading investment	7,620	9,355
LEBAC's
Disclosure of financial assets [line items]
Current financial assets available-for-sale	$ 527	$ 0